Retirement and Postemployment Benefits (Net Period Defined Benefit Costs (Credits) and Other Changes in Plan Assets and Benefit Obligations) (Detail) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan
Net Periodic Defined Benefit Costs (Credits): [ Abstract]
Service cost	$ 7	$ 3
Interest cost	10	4
Expected return on plan assets	14	5
Amortization of:
Actuarial (gain) loss	3	1
Net periodic defined benefit costs (credits)	$ 6	$ 3
PPL Energy Supply LLC [Member] | Other Postretirement Benefits United States
Net Periodic Defined Benefit Costs (Credits): [ Abstract]
Service cost			$ 0	$ 1	$ 1
Interest cost			1	0	1
Expected return on plan assets			0	0	0
Amortization of:
Actuarial (gain) loss			0	0	0
Curtailment charges (credits)			(1)	0	0
Net periodic defined benefit costs (credits)			0	1	2
Actuarial gain (loss)			0	0	0
Other Changes in Plan Assets and Benefit Obligations Recognized in OCI and Regulatory Assets/Liabilities - Gross: [Abstract]
Curtailments			1	0	0
Net (gain) loss			(1)	(1)	0
Prior service costs (credit)			0	(3)	(1)
Total recognized in OCI and regulatory assets/liabilities			0	(4)	(1)
Total recognized in net periodic benefit costs, OCI and regulatory assets/liabilities			0	(3)	1
Amortization of: [Abstract]
Actuarial gain (loss)			0	0	0
Net Periodic Defined Benefit Costs (Credits) Charged to Operating Expense, Excluding Amounts Charged to Construction and Other Non-expense Accounts (Details) [Abstract]
Net periodic defined benefit costs (credits) charged to operating expense, excluding amounts charged to construction and other non-expense accounts			3	6	6
PPL Energy Supply LLC [Member] | Other Postretirement Benefits United States | PPL Services [Member]
Net Periodic Defined Benefit Costs Allocated to Subsidiary by Sponsor (Numeric) [Abstract]
Costs allocated to subsidiary by plan sponsors			3	5	5
PPL Energy Supply LLC [Member] | Defined Benefit Plan
Net Periodic Defined Benefit Costs (Credits): [ Abstract]
Service cost			5	7	6
Interest cost			9	8	7
Expected return on plan assets			(11)	(10)	(9)
Amortization of:
Actuarial (gain) loss			2	3	2
Curtailment charges (credits)			0	0	0
Net periodic defined benefit costs (credits)			5	8	6
Actuarial gain (loss)			(2)	(3)	(2)
Other Changes in Plan Assets and Benefit Obligations Recognized in OCI and Regulatory Assets/Liabilities - Gross: [Abstract]
Curtailments			0	0	0
Net (gain) loss			26	(15)	16
Prior service costs (credit)			0	0	0
Total recognized in OCI and regulatory assets/liabilities			24	(18)	14
Total recognized in net periodic benefit costs, OCI and regulatory assets/liabilities			29	(10)	20
Amortization of: [Abstract]
Actuarial gain (loss)			(2)	(3)	(2)
Estimated Amounts to be Amortized From AOCI and Regulatory Assets into Net Periodic Benefit Costs in the Next Fiscal Period (Details) [Abstract]
Actuarial (gain) loss			4
Net Periodic Defined Benefit Costs (Credits) Charged to Operating Expense, Excluding Amounts Charged to Construction and Other Non-expense Accounts (Details) [Abstract]
Net periodic defined benefit costs (credits) charged to operating expense, excluding amounts charged to construction and other non-expense accounts			39	45	37
PPL Energy Supply LLC [Member] | Defined Benefit Plan | PPL Services [Member]
Net Periodic Defined Benefit Costs Allocated to Subsidiary by Sponsor (Numeric) [Abstract]
Costs allocated to subsidiary by plan sponsors			$ 34	$ 38	$ 31